Earnings (Loss) Per Share and Pro Forma Earnings (Loss) Per Share - Schedule of Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Loss (numerator):
Loss before taxes, as reported	$ (29,598)	$ (16,484)	$ (66,156)	$ (23,983)
Pro forma provision for income tax benefit	10,544		(83,997)
Net loss	(19,054)	(16,484)	(150,153)	(23,983)	(43,541)	(8,759)
Weighted-average shares (denominator):
Weighted-average number of common shares outstanding-basic and diluted	160,000		139,102
Loss per share:
Basic and diluted	$ (0.12)		$ (1.08)
Pro Forma EPS [Member]
Loss (numerator):
Loss before taxes, as reported	(29,598)		(66,156)		(43,541)
Pro forma provision for income tax benefit	10,359		23,155		15,239
Net loss	$ (19,239)		$ (43,001)		$ (28,302)
Weighted-average shares (denominator):
Weighted-average number of common shares outstanding-basic and diluted	160,000		160,000		75,261
Loss per share:
Basic and diluted	$ (0.12)		$ (0.27)		$ (0.38)